CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
License and research revenue	$ 9,324	$ 10,566	$ 19,704
Product sales and services	9,657	13,395	8,180
Other revenues	7,120	8,639	9,210
Total revenue	26,101	32,600	37,094
Costs and expenses:
Cost of products and services sold	(5,860)	(6,284)	(6,914)
Research and development	(26,115)	(25,089)	(28,687)
Selling, general and administrative	(14,153)	(10,810)	(11,333)
Remeasurement of acquisition liabilities	18,834	0	0
Impairment of assets	(7,170)	0	0
Total	(34,464)	(42,183)	(46,934)
Income (loss) from operations	(8,363)	(9,583)	(9,840)
Interest expense	(118)	(73)	(24)
Interest income	629	667	464
Foreign exchange gain (loss)	(180)	273	109
Other income	102	134	525
Income (loss) before income taxes	(7,930)	(8,582)	(8,766)
Income tax	4,702	(192)	(209)
Net income (loss)	$ (3,228)	$ (8,774)	$ (8,975)
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)
Diluted earnings (loss) per share (in dollars per share)	$ (0.13)	$ (0.36)	$ (0.37)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,135	24,669	24,411
Diluted (in shares)	25,135	24,669	24,411